Financial Instruments (Details 2) - USD ($) $ in Millions	12 Months Ended
	Sep. 25, 2015	Sep. 26, 2014	Sep. 27, 2013
Debt Instrument, Interest Rate, Stated Percentage [Abstract]
Long-term Debt	$ 3,146	$ 1,463
Gain (Loss) on Derivative Used in Net Investment Hedge, Net of Tax	9
Foreign Exchange Contract [Member]
Debt Instrument, Interest Rate, Stated Percentage [Abstract]
Derivative, Notional Amount	365	258
Intercompany
Debt Instrument, Interest Rate, Stated Percentage [Abstract]
Intercompany loans designated as permanent	1,400	1,500
Cumulative gain/(loss) on intercompany loans designated as permanent	161	$ 28	$ 3
ROW Integrated Solutions & Services
Debt Instrument, Interest Rate, Stated Percentage [Abstract]
Gain (Loss) on Sale of Investments	$ 7